Offsetting financial assets and financial liabilities	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Offsetting Of Financial Assets And Financial Liabilities Explanatory
Note 22

Offsetting financial assets and financial liabilities
UBS

enters

into

netting

agreements

with

counterparties

to
manage the credit risks

associated primarily with repurchase

and
reverse repurchase transactions,

securities borrowing

and lending,
over-the-counter

derivatives,

and

exchange-traded

derivatives.
These

netting

agreements

and

similar

arrangements

generally
enable

the

counterparties

to

set

off

liabilities

against

available
assets received

in the ordinary

course of business

and / or

in the
event

that

the

counterparties

to

the

transaction

are

unable

to
fulfill their contractual obligations.
The tables on this page and the next page

provide a summary
of

financial

assets

and

financial

liabilities

subject

to

offsetting,
enforceable master netting

arrangements and

similar agreements,
as well as

financial collateral received

or pledged to

mitigate credit
exposures for these financial instruments.

The

Group

engages

in

a

variety

of

counterparty

credit

risk
mitigation

strategies

in

addition

to

netting

and

collateral
arrangements. Therefore the net amounts presented in the

tables
on this page and the next page do not purport to

represent their
actual credit risk exposure.
Financial assets subject to offsetting, enforceable

master netting arrangements and similar agreements
Assets subject to netting arrangements

Netting recognized on the balance sheet
Netting potential not recognized on
the balance sheet
3
Assets not
subject to netting
arrangements
4
Total assets
As of 31.12.21, USD billion
Gross assets
before netting
Netting with

gross liabilities
2
Net assets
recognized
on the
balance

sheet
Financial
liabilities
Collateral
received
Assets after
consideration
of
netting
potential
Assets
recognized
on the
balance

sheet
Total assets
after
consideration
of netting

potential
Total assets
recognized

on the

balance
sheet
Receivables from securities

financing transactions 67.7 (13.8) 53.9 (2.9) (51.0) 0.0 21.1 21.1 75.0
Derivative financial instruments

116.0 (3.6) 112.4 (88.9) (18.5) 5.0 5.7 10.7 118.1
Cash collateral receivables on

derivative instruments
1
29.4 0.0 29.4 (15.2) (3.3) 11.0 1.1 12.1 30.5
Financial assets at fair value

not held for trading
93.1 (87.6) 5.5 (1.1) (4.4) 0.0 54.6 54.6 60.1
of which: reverse

repurchase agreements
93.1 (87.6) 5.5 (1.1) (4.4) 0.0 0.3 0.3 5.8
Total assets 306.2 (105.0) 201.2 (108.1) (77.2) 15.9 82.6 98.5 283.7
As of 31.12.20, USD billion
Receivables from securities

financing transactions
70.3 (13.4) 57.0 (1.7) (55.3) 0.0 17.3 17.3 74.2
Derivative financial instruments

156.9 (5.0) 151.9 (117.2) (27.2) 7.5 7.7 15.2 159.6
Cash collateral receivables on

derivative instruments
1
31.9 0.0 31.9 (19.6) (1.5) 10.8 0.8 11.6 32.7
Financial assets at fair value

not held for trading
85.6 (79.1) 6.5 (0.8) (5.8) 0.0 73.9 73.9 80.4
of which: reverse

repurchase agreements
85.6 (79.1) 6.5 (0.8) (5.8) 0.0 0.2 0.2 6.7
Total assets 344.8 (97.5) 247.3 (139.3) (89.8) 18.3 99.7 117.9 346.9
1 The net

amount of Cash collateral

receivables on derivative

instruments recognized on

the balance sheet includes

certain OTC

derivatives that are

net settled on

a daily basis either

legally or in substance

under
IAS 32 principles and exchange-traded

derivatives that are economically

settled on a daily basis.

2 The logic of

the table results in amounts

presented in the “Netting

with gross liabilities” column corresponding
directly to the amounts presented in the “Netting with gross assets” column in the liabilities table presented on the following page. Netting in this column for reverse repurchase agreements presented within the lines
“Receivables from securities financing

transactions” and “Financial assets

at fair value not held

for trading” taken together

corresponds to the amounts presented

for repurchase agreements in the

“Payables from
securities financing transactions” and “Other financial

liabilities designated at fair value” lines in the

liabilities table presented on the following

page.

3 For the purpose of this disclosure,

the amounts of financial
instruments and cash collateral

presented have been capped so

as not to exceed the

net amount of financial assets

presented on the balance

sheet; i.e., over-collateralization,

where it exists, is

not reflected in the
table.

4 Includes assets not subject to enforceable netting arrangements and other out-of-scope items.
Financial liabilities subject to offsetting, enforceable

master netting arrangements and similar

agreements
Liabilities subject to netting arrangements

Netting recognized on the balance sheet
Netting potential not recognized

on the balance sheet
3
Liabilities not
subject

to netting

arrangements
4
Total liabilities
As of 31.12.21, USD billion
Gross
liabilities
before
netting
Netting with

gross assets
2
Net

liabilities
recognized
on the
balance
sheet
Financial
assets
Collateral
pledged
Liabilities
after
consideration of

netting
potential
Liabilities
recognized
on the
balance

sheet
Total

liabilities

after
consideration
of netting
potential
Total

liabilities
recognized
on the
balance

sheet
Payables from securities

financing transactions
16.9 (12.8) 4.1 (1.8) (2.3) 0.0 1.4 1.4 5.5
Derivative financial instruments

118.4 (3.6) 114.9 (88.9) (18.1) 7.9 6.4 14.3 121.3
Cash collateral payables on

derivative instruments
1
30.4 0.0 30.4 (13.1) (3.3) 14.0 1.4 15.4 31.8
Other financial liabilities

designated at fair value
94.8 (88.6) 6.2 (2.2) (3.8) 0.2 23.9 24.1 30.1
of which: repurchase agreements
94.6 (88.6) 6.0 (2.2) (3.8) 0.0 0.4 0.4 6.4
Total liabilities 260.6 (105.0) 155.6 (106.0) (27.5) 22.1 33.1 55.2 188.7
As of 31.12.20, USD billion
Payables from securities

financing transactions
18.2 (13.3) 4.9 (1.6) (3.3) 0.0 1.4 1.4 6.3
Derivative financial instruments

157.1 (5.0) 152.1 (117.2) (23.9) 10.9 9.0 19.9 161.1
Cash collateral payables on

derivative instruments
1
35.6 0.0 35.6 (19.6) (2.1) 13.9 1.7 15.7 37.3
Other financial liabilities

designated at fair value
87.0 (79.2) 7.8 (0.8) (6.3) 0.7 22.6 23.3 30.4
of which: repurchase agreements
86.2 (79.2) 7.0 (0.8) (6.3) 0.0 0.3 0.3 7.3
Total liabilities 297.8 (97.5) 200.3 (139.2) (35.5) 25.6 34.8 60.4 235.1
1 The net amount of Cash collateral payables on derivative instruments recognized on the balance sheet includes certain OTC derivatives that are net settled on a daily basis either legally or in substance under IAS 32 principles and exchange-traded derivatives that are economically settled on a daily basis.

2 The logic of the table results

in amounts presented in the “Netting with

gross assets” column corresponding to the amounts
presented in the

“Netting with gross

liabilities” column in

the assets table

presented on the

previous page.

Netting in this

column for repurchase

agreements presented

within the lines

“Payables from

securities
financing transactions” and “Other financial liabilities designated at fair value”

taken together corresponds to the amounts presented

for reverse repurchase agreements in the “Receivables from securities financing
transactions” and “Financial assets

at fair value not

held for trading” lines

in the assets table presented

on the previous page.

3 For the purpose

of this disclosure, the

amounts of financial instruments and

cash
collateral presented have been

capped so as not to

exceed the net amount of

financial liabilities presented on the

balance sheet; i.e.,

over-collateralization, where it

exists, is not reflected

in the table.

4 Includes
liabilities not subject to enforceable netting arrangements and other out-of-scope items.

UBS AG
Entity [Table]
Disclosure Of Offsetting Of Financial Assets And Financial Liabilities Explanatory
Note 22

Offsetting financial assets and financial liabilities
UBS

AG

enters

into

netting

agreements

with

counterparties

to
manage the credit risks

associated primarily with repurchase

and
reverse repurchase transactions,

securities borrowing

and lending,
over-the-counter

derivatives

and

exchange-traded

derivatives.
These

netting

agreements

and

similar

arrangements

generally
enable

the

counterparties

to

set

off

liabilities

against

available
assets received

in the ordinary

course of business

and / or

in the
event

that

the

counterparties

to

the

transaction

are

unable

to
fulfill their contractual obligations.
The tables on this page and the next page

provide a summary
of

financial

assets

and

financial

liabilities

subject

to

offsetting,
enforceable master netting

arrangements and

similar agreements,
as well as

financial collateral received

or pledged to

mitigate credit
exposures for these financial instruments.

UBS

AG

engages

in

a

variety

of

counterparty

credit

risk
mitigation

strategies

in

addition

to

netting

and

collateral
arrangements. Therefore, the

net amounts presented

in the tables
on this page and the next page do not purport to

represent their
actual credit risk exposure.
Financial assets subject to offsetting, enforceable

master netting arrangements and similar

agreements
Assets subject to netting arrangements

Netting recognized on the balance sheet
Netting potential not recognized on
the balance sheet
3
Assets not
subject to netting
arrangements
4
Total assets
As of 31.12.21, USD billion
Gross assets
before netting
Netting with

gross liabilities
2
Net assets
recognized
on the
balance

sheet
Financial
liabilities
Collateral
received
Assets after
consideration
of
netting
potential
Assets
recognized
on the
balance

sheet
Total assets
after
consideration
of netting

potential
Total assets
recognized

on the

balance
sheet
Receivables from securities

financing transactions
67.7 (13.8) 53.9 (2.9) (51.0) 0.0 21.1 21.1 75.0
Derivative financial instruments

116.0 (3.6) 112.4 (88.9) (18.5) 5.0 5.8 10.7 118.1
Cash collateral receivables on

derivative instruments
1
29.4 0.0 29.4 (15.2) (3.3) 11.0 1.1 12.1 30.5
Financial assets at fair value

not held for trading
93.1 (87.6) 5.5 (1.1) (4.4) 0.0 54.1 54.1 59.6
of which: reverse

repurchase agreements
93.1 (87.6) 5.5 (1.1) (4.4) 0.0 0.3 0.3 5.8
Total assets 306.2 (105.0) 201.2 (108.1) (77.2)
15.9
82.1 98.1 283.3
As of 31.12.20, USD billion
Receivables from securities

financing transactions 70.3 (13.4) 57.0 (1.7) (55.3) 0.0 17.3 17.3 74.2
Derivative financial instruments

156.9 (5.0) 151.9 (117.2) (27.2) 7.5 7.7 15.2 159.6
Cash collateral receivables on

derivative instruments
1
31.9 0.0 31.9 (19.6) (1.5) 10.8 0.8 11.6 32.7
Financial assets at fair value

not held for trading
85.6 (79.1) 6.5 (0.8) (5.8) 0.0 73.5 73.5 80.0
of which: reverse

repurchase agreements 85.6 (79.1) 6.5 (0.8) (5.8) 0.0 0.2 0.2 6.7
Total assets 344.8 (97.5) 247.3 (139.3) (89.8) 18.3 99.3 117.6 346.6
1 The net

amount of Cash collateral

receivables on derivative

instruments recognized on

the balance sheet includes

certain OTC

derivatives that are

net settled on

a daily basis either

legally or in substance

under
IAS 32 principles and exchange-traded

derivatives that are economically

settled on a daily basis.

2 The logic of

the table results in amounts

presented in the “Netting

with gross liabilities” column corresponding
directly to the amounts presented in the “Netting with gross assets” column in the liabilities table presented on the following page. Netting in this column for reverse repurchase agreements presented within the lines
“Receivables from securities financing

transactions” and “Financial assets

at fair value not held

for trading” taken together

corresponds to the amounts presented

for repurchase agreements in the

“Payables from
securities financing transactions” and “Other financial

liabilities designated at fair value” lines in the

liabilities table presented on the following

page.

3 For the purpose of this disclosure,

the amounts of financial
instruments and cash collateral

presented have been capped so

as not to exceed the

net amount of financial assets

presented on the balance

sheet; i.e., over-collateralization,

where it exists, is

not reflected in the
table.

4 Includes assets not subject to enforceable netting arrangements and other out-of-scope items.
Financial liabilities subject to offsetting, enforceable

master netting arrangements and similar

agreements
Liabilities subject to netting arrangements

Netting recognized on the balance sheet
Netting potential not recognized

on the balance sheet
3
Liabilities not
subject

to netting

arrangements
4
Total liabilities
As of 31.12.21, USD billion
Gross
liabilities
before
netting
Netting with

gross assets
2
Net

liabilities
recognized
on the
balance
sheet
Financial
assets
Collateral
pledged
Liabilities
after
consideration of

netting
potential
Liabilities
recognized
on the
balance

sheet
Total

liabilities

after
consideration
of netting
potential
Total

liabilities
recognized
on the
balance

sheet
Payables from securities

financing transactions
16.9 (12.8) 4.1 (1.8) (2.3) 0.0 1.4 1.4 5.5
Derivative financial instruments

118.4 (3.6) 114.9 (88.9) (18.1) 7.9 6.4 14.3 121.3
Cash collateral payables on

derivative instruments
1
30.4 0.0 30.4 (13.1) (3.3) 14.0 1.4 15.4 31.8
Other financial liabilities

designated at fair value
94.8 (88.6) 6.2 (2.2) (3.8) 0.2 26.3 26.5 32.4
of which: repurchase agreements
94.6 (88.6) 6.0 (2.2) (3.8) 0.0 0.4 0.4 6.4
Total liabilities 260.6 (105.0) 155.6 (106.0) (27.5) 22.1 35.5 57.6 191.1
As of 31.12.20, USD billion
Payables from securities

financing transactions
18.2 (13.3) 4.9 (1.6) (3.3) 0.0 1.4 1.4 6.3
Derivative financial instruments

157.1 (5.0) 152.1 (117.2) (23.9) 10.9 9.0 19.9 161.1
Cash collateral payables on

derivative instruments
1
35.6 0.0 35.6 (19.6) (2.1) 13.9 1.7 15.7 37.3
Other financial liabilities

designated at fair value
87.0 (79.2) 7.8 (0.8) (6.3) 0.7 24.0 24.7 31.8
of which: repurchase agreements
86.2 (79.2) 7.0 (0.8) (6.3) 0.0 0.3 0.3 7.3
Total liabilities 297.8 (97.5) 200.3 (139.2) (35.5) 25.6 36.2 61.7 236.5
1 The net amount of Cash collateral payables on derivative instruments recognized on the balance sheet includes certain OTC derivatives that are net settled on a daily basis either legally or in substance under IAS 32 principles and exchange-traded derivatives that are economically settled on a daily basis.

2 The logic of the table results

in amounts presented in the “Netting with

gross assets” column corresponding to the amounts
presented in the

“Netting with gross

liabilities” column in

the assets table

presented on the

previous page.

Netting in this

column for repurchase

agreements presented

within the lines

“Payables from

securities
financing transactions” and “Other financial liabilities designated at fair value”

taken together corresponds to the amounts presented

for reverse repurchase agreements in the “Receivables from securities financing
transactions” and “Financial assets

at fair value not

held for trading” lines

in the assets table presented

on the previous page.

3 For the purpose

of this disclosure, the

amounts of financial instruments and

cash
collateral presented have been

capped so as not to

exceed the net amount of

financial liabilities presented on the

balance sheet; i.e.,

over-collateralization, where it

exists, is not reflected

in the table.

4 Includes
liabilities not subject to enforceable netting arrangements and other out-of-scope items.